Retrospective restatement of the 2016 and 2017 financial statements	12 Months Ended
Dec. 31, 2018
Disclosure of Retrospective Restatement of Financial Statements [Abstract]
Retrospective restatement of the 2016 and 2017 financial statements
24)	Retrospective restatement of the 2016 and 2017 financial statements.

During 2018, the Company identified certain misstatements in the financial statements as of and for the years ended December 31, 2017 and 2016. The Company has restated the balances and results for these periods as presented in the report in accordance with the guidance of IAS 8 – Accounting Policies, Changes in Accounting Estimates and Errors.

These involuntary errors were specifically that significant information related to transactions was not available to the accounting staff in regards to some non-routine transactions. This lack of timely, accurate information lead to incorrect accounting treatments and misstatements to the financial statements.

These errors relate to the recording of advances made to related parties and the accrual of related interest income.

For this reason, the accrued interest and the related income tax effect of certain loans granted to related parties were not previously recognized in the Company’s financial statements. The interest to be recognized through the restatement is as follows:

Company name	Balance as of December 31st, 2016	2016 Recognized Interest	2017 Recognized Interest
Perfiles Comerciales Sigosa, S.A. de C.V.	$ 705,064	$ 24,632	$ 60,383
Proyectos Comerciales el Ninzi, S.A. de C.V.	1,571,048	1,467	124,873
Industrias CH, S.A.B. de C.V.	88,433	5,783	12,797
Total interest income		31,882	198,053

Corresponding income tax		(10,353)	(24,949)

Additional profit recognized in the financial statements		$ 21,529	$ 173,104

Earnings per share before correction		$ 5.93	$ 3.49

Earnings per share after correction		$ 5.97	$ 3.84

There were additional errors identified in the presentation of accounts and loans receivable with related parties in the 2016 and 2017 financial statements. These errors relate to the classification of certain balances as short-term assets which are long-term assets. There were additional corrections related to the reclassification of certain accounts payable to loans payable.

The balances of related parties that were corrected through reclassification from the short-term assets to the long-term asset (after recording the interest described above) were:

	2016	2017
Non current assets
Accounts receivable:
Industrias CH, S.A.B. de C.V.	648,239	648,281
Total	648,239	648,281

Long-term loans:
Industrias CH, S.A.B. de C.V.	88,433	530,281
Perfiles Comerciales Sigosa, S.A. de C.V.	705,064	806,397
Proyectos Comerciales el Ninzi, S.A. de C.V.	1,571,048	1,695,921
Total	2,364,545	3,032,599

Current liabilities
Accounts payable (Adjustment):
Industrias CH, S.A.B. de C.V.	(204,917)	(205,902)
Perfiles Comerciales Sigosa, S.A. de C.V.	(2,122)	(2,096)
Tuberías Procarsa, S.A de C.V	(3,943)	(3,866)
Accounts payable other		(51)
Total	(210,982)	(211,915)

Loans (Adjustment):
Industrias CH, S.A.B. de C.V.	(998)
Tuberías Procarsa, S.A de C.V	3,943	3,866
Pytsa Industrial, S.A. de C.V.	(437)	(50)
Total	2,508	3,816

Transfer of current liabilities:
Accounts receivable	(329,134)	(329,521)
Loans	(2,443,294)	(2,913,325)

Recorded interest	(31,882)	(229,935)

The changes to the financial statements resulting from such changes were as follows:

Consolidated Balance Sheet

	2016		2017
	Previously presented	Modified	Previously presented	Modified
Assets
Current assets:
Related parties receivables	506,235	177,101	530,985	201,464
Loans to related parties	2,443,294		2,913,325
Total current assets	23,007,128	20,234,700	26,109,102	22,866,256
Non-current related parties receivables		648,239		648,281
Non-current loans to related parties		2,364,545		3,032,599
Total assets	41,639,372	41,879,728	45,538,497	45,976,531

Liabilities and equity
Current liabilities:
Related parties payable	7,867	218,849	39,761	251,676
Loans from related parties	1,012,667	1,010,159	984,623	980,807
Income tax	44,324	54,677	18,828	53,930
Total current liabilities	5,518,990	5,737,817	7,236,668	7,480,069
Total liabilities	8,429,228	8,648,055	11,415,594	11,658,995
Equity:
Retained earnings	19,053,138	19,074,667	20,774,810	20,969,443
Total controlling interest	33,315,330	33,336,859	34,231,475	34,426,108
Total equity	33,210,144	33,231,673	34,122,903	34,317,536
Total liabilities and equity	41,639,372	41,879,728	45,538,497	45,976,531

Consolidated Comprehensive Income Statement

	2016		2017
	Previously presented	Modified	Previously presented	Modified
Interest income	108,151	140,033	54,238	252,291
Income before income taxes	5,269,252	5,301,134	2,819,387	3,017,440
Income taxes	- 926,041	- 936,394	- 1,097,860	- 1,122,809
Net profit for the year	4,343,211	4,364,740	1,721,527	1,894,631
Comprehensive income for the year	7,150,508	7,172,037	1,191,622	1,364,726
Net income attributable to:
Controlling interest	2,884,834	2,906,363	1,721,672	1,894,776
Net income for the year	4,343,211	4,364,740	1,721,527	1,894,631
Comprehensive income attributable to:
Controlling interest	5,803,840	5,825,369	1,195,008	1,368,112
Comprehensive income net for the year	7,150,508	7,172,037	1,191,622	1,364,726
Income per share (controling interest)
(Mexican pesos)	$ 5.93	$ 5.97	$ 3.49	$ 3.84

Consolidated Statements of Changes in Equity

Changes in these financial statements may be seen in the Consolidated Statements of Changes in Equity of the year page 5.

Consolidated Statements of Cash Flows

	2016		2017
	Previously presented	Modified	Previously presented	Modified
Net income of the year	4,343,211	4,364,740	1,721,527	1,894,631
Adjustments:
Interest income from investing activities	- 108,151	- 140,033	- 54,238	- 252,291
Income tax	926,041	936,394	1,097,860	1,122,809
(increase) Related parties receivable	- 55,863	- 172,322	- 453,754	- 41,311
Net cash flows provided by operating activities	5,822,213	5,705,754	2,771,912	3,184,355
Investing activities:
loans granted to related parties		- 2,277,256		- 412,443
Net cash flows (used) provided by investing activities	- 3,165,639	- 5,442,895	2,705,919	3,118,362
Financing activities:
Loans granted to related parties	- 2,393,715
Net cash flows (used) provided by financing activities	- 1,495,630	898,085

The modifications for errors in the register of interests in receivables, in the presentation and reclassification of accounts receivable and payable from related parties are presented below:

		ADJUSTMENTS		M O D I F I C A T I O N / P R E S E N T A T I O N
	Balance with no modifications as of 31/12/2016	2016 Interests	Accounts payable Transaction	Adjustment	Long term accounts receivable taxes	Long term loans payable	Loans payable	Total adjustment	Balance as of 31/12/2016
Accounts receivable:
Industrias CH, S.A.B. de C.V.	475,395	5,783	204,917	-38,854	-648,239		998	-475,395	0
Pytsa Industrial de México, S.A. de C.V.							437	437	437
Other accounts receivable by operation	30,840								30,840
	506,235
Loans:
Industrias CH, S.A.B. de C.V.	49,579			38,854		-88,433		-49,579	0
Proyectos Comerciales el Ninzi, S.A. de C.V.	1,715,405	1,467				-1,571,048		-1,569,581	145,824
Perfiles Comerciales Sigosa, S.A. de C.V.	678,310	24,632	2,122			-705,064		-678,310	0
	2,443,294
Total	2,949,529	31,882	207,039	0	-648,239	-2,364,545	1,435	-2,772,428	177,101

	Modified balance for presentation as of 31/12/2016	2017 Interest	Loan	Difference from changes	Transactions of the year	Adjusted balance 31/12/2017
Accounts receivable:
Pytsa Industrial de México, S.A. de C.V.	437				-387	50
Proyectos Comerciales el Ninzi, S.A. de C.V.	145,824					145,824
Other accounts receivable by operation	30,840				24,750	55,590
	177,101	0	0	0	24,363	201,464
Long term accounts receivable:
Industrias CH, S.A.B. de C.V.	648,239				42	648,281
	648,239				42	648,281
Long term loans payable:
Industrias CH, S.A.B. de C.V.	88,433	12,797	412,443	16,608		530,281
Perfiles Comerciales Sigosa, S.A. de C.V.	705,064	60,383		40,950		806,397
Proyectos Comerciales el Ninzi, S.A. de C.V.	1,571,048	124,873				1,695,921
Total	2,364,545	198,053	412,443	57,558	0	3,032,599

	Adjusted balance 31/12/2017	Interest	VAT on invoiced interest	Loans	Difference from changes	Payments	Transactions of the year	Adjusted balance 31/12/2018
Accounts receivable:
Pytsa Industrial de México, S.A. de C.V.	50						-50
Proyectos Comerciales el Ninzi, S.A. de C.V.	145,824					-145,824
Other accounts receivable by operation	55,590						-39,859	15,731
	201,464					-145,824	-39,909	15,731
Short term loans:
Compañía Laminadora Vista Hermosa, S.A. de C.V.		915		182,256				183,171
Compañía Manufacturera de Tubos, S.A. de C.V.		1,039		43,433				44,472
Operadora Compañia Mexicana de Tubos SA		885		37,347				38,232
		2,839	0	263,036	0	0	0	265,875
Long term accounts receivable:
Industrias CH, S.A.B. de C.V.	648,281							648,281
	648,281	0	0	0	0	0		648,281
Long term loans payable:
Industrias CH, S.A.B. de C.V.	530,281	22,953	2,714	214,028	1,732	-41,430		730,278
Perfiles Comerciales Sigosa, S.A. de C.V.	806,397	65,664			3,945	-296,959		579,047
Proyectos Comerciales el Ninzi, S.A. de C.V.	1,695,921	136,022				-1,455,153		376,790
Total	3,032,599	224,639	2,714	214,028	5,677	-1,793,542	0	1,686,115

	Balance with no modifications as of 31/12/2016	Transfer of accounts receivable for presentation	Transfer of loans payable for presentation	Modified balances for presentation 31/12/216
Accounts payable:
Industrias CH, S.A.B. de C.V.		204,917		204,917
Tuberías Procarsa, S.A. de C.V.			3,943	3,943
Perfiles Comerciales Sigosa, S.A. de C.V.		2,122		2,122
Other accounts payable by operation	7,867			7,867
Total	7,867	207,039	3,943	218,849
Loans:
Industrias CH, S.A.B. de C.V.	221,628	998		222,626
Tuberías Procarsa, S.A. de C.V.	622,061		-3,943	618,118
Procarsa Tube and Pipe Co.	62,303			62,303
Pytsa Industrial de México, S.A. de C.V.	106,675	437		107,112
Total	1,012,667	1,435	-3,943	1,010,159

	Modified balances for presentation 31/12/216	Transactions of the year	Interest	Difference in changes	Adjusted balance 31/12/2017
Accounts payable:
Industrias CH, S.A.B. de C.V.	204,917	985			205,902
Tuberías Procarsa, S.A. de C.V.	3,943	-77			3,866
Perfiles Comerciales Sigosa, S.A. de C.V.	2,122	-26			2,096
Other accounts payable by operation	7,867	31,945			39,812
Total	218,849	32,827	0	0	251,676
Loans:
Industrias CH, S.A.B. de C.V.	222,626		4,194		226,820
Tuberías Procarsa, S.A. de C.V.	618,118		1,449	-27,778	591,789
Procarsa Tube and Pipe Co.	62,303		146	-2,801	59,648
Pytsa Industrial de México, S.A. de C.V.	107,112		251	-4,813	102,550
Total	1,010,159	0	6,040	-35,392	980,807

	Adjusted balance 31/12/2017	Transactions of the year	Interest	Difference from changes	Payment	Adjusted balance 31/12/2018
Accounts payable:
Industrias CH, S.A.B. de C.V.	205,902	-23				205,879
Tuberías Procarsa, S.A. de C.V.	3,866	-1,924				1,942
Perfiles Comerciales Sigosa, S.A. de C.V.	2,096	-2,096
Other accounts payable by operation	39,812	86,958				126,770
Total	251,676	82,915	0	0	0	334,591
Loans:
Industrias CH, S.A.B. de C.V.	226,820		5,570		-232,390	0
Tuberías Procarsa, S.A. de C.V.	591,789		1,321	-2,363	-590,747	0
Procarsa Tube and Pipe Co.	59,648		132	-370	-59,410	0
Pytsa Industrial de México, S.A. de C.V.	102,550			-2,029	-100,521	0
Total	980,807	0	7,023	-4,762	-983,068	0